Related party transactions (Tables)	12 Months Ended
Mar. 31, 2025
Related party transactions
Schedule of transactions

Transactions with Ant Group and its affiliates

	Year ended March 31,
	2023	2024	2025
	RMB	RMB	RMB
	(in millions)
Amounts earned by the Company
Cloud services revenue (i)	8,409	8,814	11,113
Marketplace software technology services fee and other amounts earned (i)	3,396	4,051	6,046
	11,805	12,865	17,159

Amounts incurred by the Company
Payment processing and escrow services fee (ii)	12,484	13,164	15,467
Other amounts incurred (i)	2,271	3,050	4,314
	14,755	16,214	19,781

(i)
The Company has other commercial arrangements and cost sharing arrangements with Ant Group and its affiliates on various cloud computing services, sales and marketing and other services.
(ii)
The Company has a commercial agreement with Alipay whereby the Company receives payment processing and escrow services in exchange for a payment for the services fee, which was recognized in cost of revenue.

As of March 31, 2024 and 2025, the Company had certain amounts of cash held in accounts managed by Alipay in connection with the provision of online and mobile commerce and related services for a total amount of RMB9,848 million and RMB5,863 million, respectively, which have been classified as cash and cash equivalents on the consolidated balance sheets.

24.
Related party transactions (Continued)